Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of basic and diluted loss per share

	2022	2021	2020
	$	$	$
Loss
Loss attributable to equity shareholders of the Company	(190,453,333)	(174,009,273)	(1,939,689)

Number of shares
Weighted-average number of ordinary shares	76,039,727	14,596,997	13,176,752